Shareholders' equity	12 Months Ended
Dec. 31, 2024
Stockholders' Equity Note [Abstract]
Shareholders' equity	Shareholders’ equity
Authorized capital

The Company is authorized to issue a maximum of 500,000,000 shares, consisting of 420,000,000 Class A shares and 80,000,000 Class B shares of no par value each.

Issued and outstanding capital

As of December 31, 2021, the Company had 210,478,322 shares issued and outstanding with no par value, consisting of 130,478,322 class A shares and 80,000,000 class B shares.

During fiscal years 2024, 2023 and 2022, the Company issued 8,088, 60,424 and 116,223 Class A shares, respectively, in connection with the partial vesting of restricted share units under the 2011 Equity Incentive Plan, which is fully vested as of December 31, 2024.

On May 22, 2018, the Board of Directors approved the adoption of a share repurchase program, pursuant to which the Company may repurchase from time to time, along one year, up to $60,000 of issued and outstanding Class A shares of no par value of the Company.
As of December 31, 2024, 2023 and 2022, the Company had 2,309,062 shares in treasury, amounting to $19,367.

As of December 31, 2024, 2023 and 2022 the Company had 210,663,057; 210,654,969 and 210,594,545 outstanding shares, consisting of 130,663,057; 130,654,969 and 130,594,545 Class A shares, respectively, and 80,000,000 for Class B shares for each year.

Rights, privileges and obligations

Holders of Class A shares are entitled to one vote per share and holders of Class B shares are entitled to five votes per share. Except with respect to voting, the rights, privileges and obligations of the Class A shares and Class B shares are pari passu in all respects, including with respect to dividends and rights upon liquidation of the Company.

Distribution of dividends

The Company can only make distributions to the extent that immediately following the distribution, its assets exceed its liabilities and the Company is able to pay its debts as they become due.

On March 12, 2024, the Company approved a cash dividend distribution to all Class A and Class B shareholders of $0.24 per share to be paid in four installments, as follows: $0.06 per share in March 28, June 28, September 27 and December 27, 2024, respectively. As of December 31, 2024, the Company paid $50,557 of cash dividends
Accumulated other comprehensive loss

The following table sets forth information with respect to the components of “Accumulated other comprehensive loss” as of December 31, 2024 and their related activity during the three-years in the period then ended:

	Foreign currency translation	Cash flow hedges	Securities available for sale (i)	Total Accumulated other comprehensive loss
Balances at December 31, 2021	$(625,608)	$17,840	$—	$(607,768)
Other comprehensive income (loss) before reclassifications	16,518	(26,255)	(3,624)	(13,361)
Net loss reclassified from accumulated other comprehensive loss to consolidated statement of income	—	7,669	—	7,669
Net current-period other comprehensive income (loss)	16,518	(18,586)	(3,624)	(5,692)
Balances at December 31, 2022	(609,090)	(746)	(3,624)	(613,460)
Other comprehensive income (loss) before reclassifications	53,309	(17,393)	(1,780)	34,136
Net loss reclassified from accumulated other comprehensive loss to consolidated statement of income	—	15,124	1,119	16,243
Net current-period other comprehensive income (loss)	53,309	(2,269)	(661)	50,379
Balances at December 31, 2023	(555,781)	(3,015)	(4,285)	(563,081)
Other comprehensive (loss) income before reclassifications	(111,871)	33,150	(552)	(79,273)
Net (income) loss reclassified from accumulated other comprehensive income to consolidated statement of loss	—	(26,904)	774	(26,130)
Net current-period other comprehensive (loss) income	(111,871)	6,246	222	(105,403)
Balances at December 31, 2024	(667,652)	3,231	(4,063)	(668,484)

(i)Related to unrealized results on available for sale securities. As of December 31, 2024, the Company maintains Securities classified as available for sale in accordance with guidance in ASC 320 Investments – Debt and Equity Securities amounting to $3,529, included within “Short-term investments” in the Consolidated Balance Sheet. The amortized cost at acquisition amounted to $7,744.